Financial Instruments - Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 1,243,764	R$ 1,372,926
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,243,764	1,372,926
Vinci Monalis FIM Credito Privado IE [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,057,547	1,233,828
Vinci Multiestratgia FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	165,339	109,717
Vinci International Master Portfolio SPC [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	12,824	11,161
FI Vinci Renda Fixa CP [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 8,054	R$ 18,220